Financial Instruments - Cash flow hedges (Details) - Cash flow hedging - Currency exchange contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	$ 8	$ (38)
Gain (loss) reclassified from AOCI to earnings	$ (7)	$ (37)